Income (Loss) Per Share Attributable to Equity Holders of the Company (Tables)	6 Months Ended
Sep. 30, 2024
Income (Loss) Per Share Attributable to Equity Holders of the Company [Abstract]
Schedule of Dilutive Ordinary Shares Issue

The Company had no potentially dilutive ordinary shares in issue during the period.

	For the six months ended September 30
	2024	2023
	(Unaudited)	(Unaudited)
Basic Income (Loss) Per Share Numerator
Income/ (loss) for the period attributable to owners of the Company	$6,120,248	$(3,856,955)

Diluted Income (Loss) Per Share Numerator
Income/ (loss) for the period attributable to owners of the Company	$6,120,248	$(3,856,955)

Basic Income (Loss) Per Share Denominator
Original shares:	37,248,371	31,048,371
Additions from actual events:
- Issuance of common stock, weighted	797,390	1,804,121
Basic weighted average shares outstanding	38,045,761	32,852,492

Diluted Income (Loss) Per Share Denominator
Diluted Weighted Average Shares Outstanding:	38,045,761	32,852,492

Income (Loss) Per Share
- Basic and diluted	$0.16	$(0.12)
Weighted Average Shares Outstanding
- Basic and diluted	38,045,761	32,852,492